Investment Strategy	Jun. 30, 2025
VictoryShares Pioneer Active Credit ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed-income markets, such as investment-grade and high-yield corporate bonds, U.S. and non-U.S. government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks. In pursuing the Fund’s investment objective, the Fund seeks to generate returns that have low correlation to traditional equity and fixed income markets over the long term. The Fund is actively managed and does not seek to follow any particular index, nor is it constrained to invest in the securities included in the Fund’s benchmark index. The Fund allocates its assets among global fixed income sectors based on current market conditions and uses risk hedges to limit volatility arising from interest rate and credit spread movements.Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income investments. Fixed-income investments may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including commercial mortgage-backed securities (“CMBS”), collateralized mortgage obligations (“CMOs”), and “sub-prime” mortgages), asset-backed securities, floating-rate loans, convertible securities, preferred securities, Treasury Inflation Protected Securities (“TIPS”), and other inflation-linked debt securities, subordinated debt securities, insurance-linked securities, municipal debt securities, and securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in fixed income investments. Derivative instruments that provide exposure to fixed income investments or have similar economic characteristics may be treated as fixed income investments under the Fund’s 80% policy.The Fund may engage in active and frequent trading of portfolio securities, which could increase transaction costs.Under normal circumstances, the Fund may invest a substantial portion of its assets in asset-backed securities and mortgage-related securities, including CMBS, CMOs, and other mortgage-related securities issued by private issuers. The Fund’s investments in mortgage-related securities may include instruments whose underlying assets allow “balloon payments” or negative amortization payments. Balloon payments allow mortgage borrowers to pay a substantial portion of the balance at maturity, which can shorten the average life of the mortgage-backed instrument. A negative amortization payment means that a borrower's mortgage payment is insufficient to cover the amount of interest owed, and the difference is added to the principal of the loan due at maturity. This can result from a payment cap feature of a mortgage.The Fund invests in securities of any maturity and duration. The maturity of a fixed-income security is a measure of the time remaining until final payment on the security is due. Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding the bond. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. For example, if the Fund has a two-year duration, then all other things being equal, the Fund will decrease in value by two percent if interest rates rise one percent.The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, when-issued, delayed delivery, to be announced and forward commitment, contingent, deferred, payment in kind, and auction rate features.The Fund may invest in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by the Adviser. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative. The Fund’s investments in debt securities rated below investment grade may include securities that are in default.The Fund may invest in securities of non-U.S. issuers, including securities of issuers in emerging markets.The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The Adviser also employs fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. The Adviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.The Fund may consider various non-financial ratings or factors, where applicable, through quantitative models or qualitative assessment. The significance these considerations have on security selection varies widely, as the analysis is inherently subjective. Further, the consideration of such factors may not apply to certain instruments and the considerations of such factors is only a part of the investment process.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Fixed-income investments may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including commercial mortgage-backed securities (“CMBS”), collateralized mortgage obligations (“CMOs”), and “sub-prime” mortgages), asset-backed securities, floating-rate loans, convertible securities, preferred securities, Treasury Inflation Protected Securities (“TIPS”), and other inflation-linked debt securities, subordinated debt securities, insurance-linked securities, municipal debt securities, and securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in fixed income investments. Derivative instruments that provide exposure to fixed income investments or have similar economic characteristics may be treated as fixed income investments under the Fund’s 80% policy.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The Adviser also employs fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. The Adviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income investments.
VictoryShares Pioneer Equity Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. Equity securities and equity-related investments include common and preferred stocks, depositary receipts, warrants, rights, equity-linked notes (“ELNs”), master limited partnerships, equity interests in real estate investment trusts (“REITs”), and other equity interests, such as securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities. The Fund may invest in securities of issuers of any market capitalization, and in securities in any industry or market sector. The Fund may invest in initial public offerings of equity securities. Derivative instruments that provide exposure to equity securities and equity-related investments or have similar economic characteristics may be treated as equity securities and equity-related investments under the Fund’s 80% policy.The Fund may invest up to 60% of its net assets in ELNs. ELNs are structured products that consist of two main components: a fixed income component in the form of a bond or note paying a stated interest rate (premium), and an equity-linked component tied to the performance of one or more underlying reference securities (usually a single stock, a basket of stocks or a stock index). Under the structure, current payments typically are made in exchange for a limit on the capital appreciation potential of the reference securities during the term of the note. The ELN retains the downside risk associated with the reference securities. In addition, the Fund may write (sell) covered call and put options on common stocks or other reference securities. The Fund focuses on investments that offer a stream of income. The Fund’s investments in ELNs are intended to generate current income based on the interest rate paid by the ELNs. In addition to investments that offer a stream of income, the Fund may also invest in securities and instruments that are not income-producing. The Fund may invest in securities and instruments that are not income-producing for purposes of seeking capital appreciation or managing risk or other portfolio characteristics, and securities are not selected based on anticipated dividend payments.Subject to its 80% policy with respect to investment in equity securities and equity-related investments, the Fund may invest in investment-grade and below-investment-grade debt securities (known as “junk bonds”).The Fund may, but is not required to, use derivatives, such as options, stock index futures and index-based total return swap contracts. The Fund may use derivatives for a variety of other purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may invest without limit in derivative instruments. However, the Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.The Fund invests mainly in U.S. issuers and ELNs and other investments tied to the performance of U.S. issuers. The Fund considers U.S. issuers to include: issuers organized under the laws of the United States, issuers with a principal office in the United States, issuers whose equity securities are traded principally in the United States, issuers that derive at least 50% of their gross revenues or profits from goods or services produced in the United States or sales made in the United States, or issuers that have at least 50% of their assets in the United States. The ELNs in which the Fund invests generally are not listed on a U.S. exchange and typically are traded in the over-the-counter market.The Fund may invest up to 20% of its net assets in securities of non-U.S. issuers. The Fund will not invest more than 10% of its net assets in the securities of emerging market issuers. The Fund does not count securities of Canadian issuers against the limit on investment in securities of non-U.S. issuers. In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The Fund’s currency and currency-related investments may be used to adjust overall currency exposures, including as a means of seeking incremental return, which may be considered a speculative technique.In selecting investments, the Adviser considers the investment’s income and return potential in view of such factors as the sustainability of the issuer’s earnings and financial condition. The Adviser generally favors those securities it perceives to be undervalued. In selecting equity securities, the Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. Among other things, the Adviser focuses on an issuer’s deployment of capital and return on capital. The Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Adviser focuses on the quality and valuation of issuers and securities. Investments typically are sold when the Adviser’s overall assessment of market and economic conditions changes or the assessments of the attributes of individual holdings or investment types change.The Fund may consider various non-financial ratings or factors, where applicable, through quantitative models or qualitative assessment. The significance these considerations have on security selection varies widely, as the analysis is inherently subjective. Further, the consideration of such factors may not apply to certain instruments and the considerations of such factors is only a part of the investment process. Consequently, the Fund should not be viewed as following a sustainability-focused investment approach, and the application of these factors may be inconsistent across the portfolio.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities and equity-related investments include common and preferred stocks, depositary receipts, warrants, rights, equity-linked notes (“ELNs”), master limited partnerships, equity interests in real estate investment trusts (“REITs”), and other equity interests, such as securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities. The Fund may invest in securities of issuers of any market capitalization, and in securities in any industry or market sector. The Fund may invest in initial public offerings of equity securities. Derivative instruments that provide exposure to equity securities and equity-related investments or have similar economic characteristics may be treated as equity securities and equity-related investments under the Fund’s 80% policy.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting investments, the Adviser considers the investment’s income and return potential in view of such factors as the sustainability of the issuer’s earnings and financial condition. The Adviser generally favors those securities it perceives to be undervalued. In selecting equity securities, the Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. Among other things, the Adviser focuses on an issuer’s deployment of capital and return on capital. The Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Adviser focuses on the quality and valuation of issuers and securities. Investments typically are sold when the Adviser’s overall assessment of market and economic conditions changes or the assessments of the attributes of individual holdings or investment types change.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments.
VictoryShares Pioneer Mortgage-Backed Securities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of mortgage-related instruments. Mortgage-related instruments include agency and non-agency mortgage-backed securities (“MBS”), such as commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and uniform mortgage-backed securities (“UMBS”), collateralized mortgage obligations (“CMOs”), including private and multi-class structures, stripped mortgage-backed securities, mortgage pass-through securities, credit risk transfer securities (“CRTs”), and other securities or instruments representing an interest in or secured by or related to mortgages, including asset-backed securities and securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in mortgage-related instruments. Derivative instruments that provide exposure to mortgage-related investments or have similar economic characteristics may be treated as mortgage-related investments under the Fund’s 80% policy. Agency MBS are issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, including mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), or the Federal Home Loan Mortgage Corporation (“FHLMC”). MBS and other mortgage-related investments may be structured such that payments consist of interest-only (“IO”), principal-only (“PO”) or principal and interest. The Fund may also invest in structured investments including adjustable rate mortgage loans (“ARMs”), and custodial receipts. The Fund may invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. MBS include credit risk transfer securities, which transfer the credit risk related to the MBS to the buyer of the security. Credit risk transfer securities are fixed or floating-rate unsecured general obligations issued by FNMA, FHLMC, or other government sponsored or private entities. Although mortgage-related instruments typically represent pools of loans, in some cases they may consist of one large loan that is securitized and sold to capital market investors.The Fund also may invest in other fixed income instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or non-U.S. governmental entities, and other asset-backed securities, including collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”).The Fund invests in securities of any maturity and duration. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due. The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, when-issued, delayed delivery, to be announced and forward commitment, contingent, deferred, payment in kind and auction rate features.The Fund will invest primarily in securities rated investment grade (that is, securities rated Baa3/BBB- or higher, or if unrated, determined to be of comparable credit quality by the Adviser). The Adviser may use (but is not required to use in any given situation) derivatives, including interest rate futures, primarily to manage the Fund’s average duration, credit, and currency exposures. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, or interest rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may hold cash or other short-term investments.The Adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity, credit quality and sector weightings of the portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The Fund’s allocation among investments depends upon the Adviser’s outlook for economic, interest rate and political trends. At any given time, the Fund may have a substantial amount of its assets in any one of such different sectors or categories of mortgage-related and asset-backed securities (e.g., agency RMBS, non-agency RMBS, CMBS, and other structured products). The Adviser seeks to provide exposure to those areas of the fixed income market that the investment adviser anticipates will provide value, while seeking to minimize exposure to those areas it anticipates will provide less value. The Adviser intends to manage the Fund by reference to the Bloomberg U.S. Mortgage-Backed Securities Index.The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The Adviser also employs fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment, and management ability. The Adviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Mortgage-related instruments include agency and non-agency mortgage-backed securities (“MBS”), such as commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and uniform mortgage-backed securities (“UMBS”), collateralized mortgage obligations (“CMOs”), including private and multi-class structures, stripped mortgage-backed securities, mortgage pass-through securities, credit risk transfer securities (“CRTs”), and other securities or instruments representing an interest in or secured by or related to mortgages, including asset-backed securities and securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in mortgage-related instruments. Derivative instruments that provide exposure to mortgage-related investments or have similar economic characteristics may be treated as mortgage-related investments under the Fund’s 80% policy. Agency MBS are issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, including mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), or the Federal Home Loan Mortgage Corporation (“FHLMC”). MBS and other mortgage-related investments may be structured such that payments consist of interest-only (“IO”), principal-only (“PO”) or principal and interest.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The Adviser also employs fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment, and management ability. The Adviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of mortgage-related instruments.